Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and contingencies [Abstract]
Schedule of commitments

	As of
	December 31,
In CHF thousands	2023	2022
Within 1 year	21,746	23,336
Between 1 and 3 years	16,920	18,516
Between 3 and 5 years	7,632	9,229
More than 5 years	1,270	1,407
Total	47,568	52,488